Financial Instruments and Fair Value Measurements	12 Months Ended
Dec. 31, 2025
Fair Value Disclosures [Abstract]
Financial Instruments and Fair Value Measurements	Financial Instruments and Fair Value Measurements
Assets and liabilities are measured at fair value according to a three-tier fair value hierarchy which prioritizes the inputs used in measuring fair value as follows:
•Level 1. Observable inputs, such as quoted prices in active markets;
•Level 2. Inputs, other than the quoted price in active markets, that are observable either directly or indirectly; and
•Level 3. Unobservable inputs in which there is little or no market data, which require the reporting entity to develop its own assumptions.
The following table presents our fair value hierarchy for our financial assets and liabilities measured at fair value on a recurring basis as of December 31, 2025 and 2024:

(in thousands)	2025				2024
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total

Assets:
Cash equivalents	$647,809	$—	$—	$647,809	$399,917	$—	$—	$399,917
Non-marketable equity securities	—	—	5,752	5,752	—	—	4,283	4,283
Foreign exchange forwards and options	—	2,448	—	2,448	—	5,761	—	5,761
Interest rate contracts - cash flow hedge	—	—	—	—	—	21,017	—	21,017
Total financial assets	$647,809	$2,448	$5,752	$656,009	$399,917	$26,778	$4,283	$430,978
Liabilities:
Foreign exchange forwards and options	$—	($1,978)	$—	($1,978)	$—	($13,752)	$—	($13,752)
Interest rate contracts - cash flow hedge	—	(22,363)	—	(22,363)	—	—	—	—
Contingent consideration	—	—	(22,753)	(22,753)	—	—	(20,650)	(20,650)
Total financial liabilities	$—	($24,341)	($22,753)	($47,094)	$—	($13,752)	($20,650)	($34,402)
The carrying values of financial instruments, including cash, cash equivalents and short-term investments recorded at cost, accounts receivable, accounts payable and accrued other current liabilities, approximate their fair values due to their short-
term maturities.
Our assets and liabilities measured at fair value on a recurring basis consist of certain cash equivalents, which are classified in Level 1 of the fair value hierarchy; derivative contracts used to hedge currency and interest rate risk, and derivative contracts to protect part of the net investments in foreign operations against adverse changes in the exchange rate between the euro and the functional currency of the U.S. dollar, which are classified in Level 2 of the fair value hierarchy; contingent consideration accruals, which are classified in Level 3 of the fair value hierarchy; and non-marketable equity securities remeasured as of the years ended December 31, 2025 and 2024 classified within Level 3 in the fair value hierarchy. There were no transfers between levels for the year ended December 31, 2025.
In determining fair value for Level 2 instruments, we apply a market approach using quoted active market prices relevant to the particular instrument under valuation, giving consideration to the credit risk of both the respective counterparty to the contract and the Company. To determine our credit risk, we estimated our credit rating by benchmarking the price of outstanding debt to publicly-available comparable data from rated companies. Using the estimated rating, our credit risk was quantified by reference to publicly-traded debt with a corresponding rating. The derivatives are not actively traded and were valued based on an option pricing model that used observable market data for inputs. Significant market data inputs used to determine fair values included our common share price, the risk-free interest rate and the implied volatility of our common shares.
Our Level 3 instruments include non-marketable equity security investments. Under the measurement alternative, the carrying value is measured at cost, less any impairment, plus or minus changes resulting from observable price changes in orderly transactions for identical or similar investments of the same issuer. Adjustments are determined primarily based on a market approach as of the transaction date. Refer to Note 10 "Investments" for the change in non-marketable equity securities with Level 3 inputs during the years ended December 31, 2025 and 2024.
Our Level 3 instruments also include contingent consideration liabilities. We value contingent consideration liabilities using unobservable inputs, applying the income approach, such as the discounted cash flow technique or the probability-
weighted scenario method. Contingent consideration arrangements obligate us to pay the sellers of an acquired entity if specified future events occur or conditions are met, such as the achievement of technological or revenue milestones. We use various key assumptions, such as the probability of achievement of the milestones (0% to 100%) and the discount rate
(between 11.4% and 11.8%), to represent the non-performing risk factors and time value when applying the income approach. We regularly review the fair value of the contingent consideration and reflect any change in the accrual in the consolidated statements of income in the line items commensurate with the underlying nature of milestone arrangements.
The fair value of contingent consideration liabilities is based on internal forecasts and the weighted-average cost of capital derived from market data, which are considered Level 3 inputs. The following table summarizes the activity for the years ended December 31, 2025 and 2024:

(in thousands)	2025	2024

Balance at beginning of year	($20,650)	($18,359)
Additions from acquisitions	(18,003)	—
Changes in estimated fair value	4,100	(2,291)
Cash payments	11,800	—
Balance at end of year	($22,753)	($20,650)
As of December 31, 2025 and 2024, $16.2 million and $20.7 million, respectively, was accrued for contingent consideration and is included in accrued and other current liabilities in the accompanying consolidated balance sheets and
$6.6 million is included in other long-term liabilities in the accompanying consolidated balance sheets as of December 31,
2025 .
The estimated fair value of long-term debt, as disclosed in Note 16 "Debt," was based on current interest rates for similar types of borrowings. The estimated fair values may not represent actual values of the financial instruments that could be realized as of the balance sheet date or that will be realized in the future.
The fair values of the financial instruments are presented in Note 16 "Debt" and were determined as follows:
Convertible Notes: Fair value is based on an estimation using available over-the-counter market information on the
Convertible Notes due in 2027, 2031 and 2032.
German Private Placements: Fair value is based on an estimation using changes in the euro swap rates.
There were no adjustments in the years ended December 31, 2025 and 2024 for nonfinancial assets or liabilities required to be measured at fair value on a nonrecurring basis.